Consolidated Statements Of Comprehensive (Loss) Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Foreign currency translation adjustments, tax expense (benefit)	$ 479	$ (108)	$ (27)